Acquisitions and Dispositions - Estimated Fair Values of Assets Acquired and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 08, 2014	Jun. 20, 2012
Business Acquisition [Line Items]
Goodwill	$ 2,068,664	$ 1,973,608	$ 2,004,538
Gallatin Steel Company [Member]
Business Acquisition [Line Items]
Cash				48,957
Accounts receivable				82,291
Inventory				101,692
Other current assets				5,117
Property, plant and equipment				483,007
Goodwill				98,505
Other intangible assets				67,150
Other assets				2,762
Total assets acquired				889,481
Current liabilities				105,816
Long-term debt				2,093
Deferred credits and other liabilities				2,500
Total liabilities assumed				110,409
Net assets acquired				779,072
Skyline Steel LLC [Member]
Business Acquisition [Line Items]
Accounts receivable					128,004
Inventory					260,473
Other current assets					4,410
Property, plant and equipment					70,100
Goodwill					138,579
Other intangible assets					215,600
Total assets acquired					817,166
Current liabilities					137,654
Deferred credits and other liabilities					4,078
Total liabilities assumed					141,732
Net assets acquired					$ 675,434